101 SA1 01/17

SUPPLEMENT DATED JANUARY 1, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 1, 2017

OF

TEMPLETON GROWTH FUND, INC.

The Statement of Additional Information is amended as follows:

For the “Management and Other Services – Ownership of Fund Shares” section on page 32, the table is revised as follows:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Norman Boersma	Over $1,000,000
Tucker Scott	$100,001 - $500,000
James Harper	None
Heather Arnold	None
Christopher James Peel	None
Herbert J. Arnett, Jr.	$100,001 - $500,000

Please keep this supplement with your Statement of Additional Information for future reference.